Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000109586
Account Value [Line Items]
Line Graph and Table Measure Name		Arrow Dow Jones Global Yield ETF
Accumulated Value	$ 10,000		$ 12,438	$ 13,083	$ 12,738	$ 12,813	$ 11,959	$ 13,723	$ 13,373	$ 13,963	$ 15,169	$ 17,630
Dow Jones Global Composite Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Global Composite Yield Index
Accumulated Value	$ 10,000		$ 12,619	$ 13,379	$ 13,112	$ 13,390	$ 12,726	$ 14,739	$ 14,400	$ 15,007	$ 16,982	$ 20,052